INCOME TAX (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX [Abstract]
INCOME TAX
13.	INCOME TAX

The income tax provisions for the Company was $0 for the three months ended March 31, 2021.

For the three months ended March 31, 2021, the Company incurred no expense for United Stated federal excise tax. Excise tax represents a 4% tax on the sum of a portion of the Company’s ordinary income and net capital gains not distributed during the period. If it is determined that an excise tax liability exists for the current period, the Company will accrue excise tax on estimated excess taxable income as such taxable income is earned. The expense is calculated in accordance with applicable tax regulations.

The Company does not have any unrecognized tax benefits and the Company does not expect that to change in the next 12 months.

13.	INCOME TAX

The income tax provisions for the Company was $0 for the period from July 31, 2020 to December 31, 2020.

For the period from July 31, 2020 to December 31, 2020, the Company incurred no expense for United Stated federal excise tax. Excise tax represents a 4% tax on the sum of a portion of the Company’s ordinary income and net capital gains not distributed during the period. If it is determined that an excise tax liability exists for the current period, the Company will accrue excise tax on estimated excess taxable income as such taxable income is earned. The expense is calculated in accordance with applicable tax regulations.

The Company does not have any unrecognized tax benefits and the Company does not expect that to change in the next 12 months.